Financial Instruments - Summary of The Presents Changes In The Maximum Earn-out (Detail) - Level 3 of fair value hierarchy [member] - Accounts Payable From Acquisition Of Subsidiaries Earn Out [Member] - Financial liabilities, class [member] - At fair value [member] - Financial liabilities at fair value through profit or loss, category [member]
$ in Thousands
12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Reconciliation Of Financial Liabilities Measured At Fair Value Using Significant Unobservable Inputs [Line Items]
At January 1, 2021	$ 542
Acquisitions of subsidiaries	6,483
Payments of principal/finance charges - earn-out	(1,378)
Earn-out adjustments	(785)
Exchange rate effect	91
At December 31, 2021	$ 4,953